Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2065 Portfolio

March 31, 2020

VIPF2065-QTLY-0520
1.9894059.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,206	$71,091
VIP Equity-Income Portfolio Initial Class (a)	4,249	75,206
VIP Growth & Income Portfolio Initial Class (a)	5,319	85,744
VIP Growth Portfolio Initial Class (a)	1,161	72,896
VIP Mid Cap Portfolio Initial Class (a)	897	20,705
VIP Value Portfolio Initial Class (a)	5,547	55,634
VIP Value Strategies Portfolio Initial Class (a)	3,294	27,110
TOTAL DOMESTIC EQUITY FUNDS
(Cost $494,352)		408,386

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	13,497	122,150
VIP Overseas Portfolio Initial Class (a)	13,083	241,512
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $431,822)		363,662

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	1,731	17,761
Fidelity Long-Term Treasury Bond Index Fund (a)	1,204	20,643
VIP High Income Portfolio Initial Class (a)	3,946	18,347
VIP Investment Grade Bond Portfolio Initial Class (a)	1,674	22,009
TOTAL BOND FUNDS
(Cost $76,124)		78,760

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $35,826)	35,826	35,826
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,038,124)		886,634
NET OTHER ASSETS (LIABILITIES) - 0.0%		(71)
NET ASSETS - 100%		$886,563

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$21,972	$1,036	$5,677	$20	$10	$420	$17,761
Fidelity Long-Term Treasury Bond Index Fund	27,720	1,313	13,649	156	2,102	3,157	20,643
VIP Contrafund Portfolio Initial Class	93,727	1,079	12,303	557	783	(12,195)	71,091
VIP Emerging Markets Portfolio Initial Class	152,539	17,802	1,330	13,572	(124)	(46,737)	122,150
VIP Equity-Income Portfolio Initial Class	98,985	7,436	5,268	4,509	(576)	(25,371)	75,206
VIP Government Money Market Portfolio Initial Class 0.26%	11,006	30,251	5,431	48	--	--	35,826
VIP Growth & Income Portfolio Initial Class	112,859	10,036	4,828	5,764	(840)	(31,483)	85,744
VIP Growth Portfolio Initial Class	95,796	8,460	11,534	8,348	(466)	(19,360)	72,896
VIP High Income Portfolio Initial Class	22,026	2,252	2,758	168	(205)	(2,968)	18,347
VIP Investment Grade Bond Portfolio Initial Class	26,893	3,489	8,368	113	(88)	83	22,009
VIP Mid Cap Portfolio Initial Class	27,488	2,337	859	45	(67)	(8,194)	20,705
VIP Overseas Portfolio Initial Class	297,059	14,461	10,093	1,339	(1,019)	(58,896)	241,512
VIP Value Portfolio Initial Class	72,718	12,761	1,412	2,886	(213)	(28,220)	55,634
VIP Value Strategies Portfolio Initial Class	35,632	6,793	640	1,853	(113)	(14,562)	27,110
	1,096,420	119,506	84,150	39,378	(816)	(244,326)	886,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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